CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2010	$ 3,752,310	$ 15,794	$ 1,433,999	$ 2,449,521	$ (1,509)	$ (145,495)
Balance (in shares) at Dec. 31, 2010		126,294
Stock issued under share-based compensation plans (in shares)		728
Stock issued under share-based compensation plans	7,479	91	7,690	0	(302)	0
Stock-based compensation	4,465	0	4,465	0	0	0
Excess tax benefit from stock-based compensation plans	864	0	864	0	0	0
Net income	32,072	0	0	32,072	0	0
Balance at Mar. 31, 2011	3,797,190	15,885	1,447,018	2,481,593	(1,811)	(145,495)
Balance (in shares) at Mar. 31, 2011		127,022
Balance at Dec. 31, 2011	4,325,987	15,947	1,478,233	3,186,362	(128,884)	(225,671)
Balance (in shares) at Dec. 31, 2011		123,581
Stock issued under share-based compensation plans (in shares)		561
Stock issued under share-based compensation plans	(2,314)	1	(19,609)	0	17,294	0
Stock-based compensation	4,672	0	4,672	0	0	0
Excess tax benefit from stock-based compensation plans	276	0	276	0	0	0
Retirement benefit adjustments, net of income taxes of $1,825	3,389	0	0	0	0	3,389
Net income	49,517	0	0	49,517	0	0
Balance at Mar. 31, 2012	$ 4,381,527	$ 15,948	$ 1,463,572	$ 3,235,879	$ (111,590)	$ (222,282)
Balance (in shares) at Mar. 31, 2012		124,142